Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	WEBUY GLOBAL LTD
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001946703
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	35 Tampines Street 92
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	528880
City Area Code	+65
Local Phone Number	8859 9762
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY